Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Short-term borrowings	¥ 276	¥ 78
Euro Denominated Borrowing
Short-term Debt [Line Items]
Short-term borrowings	276	78
Euro Denominated Borrowing | Financial Institutions
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions	¥ 276	¥ 78